Summary of significant accounting policies - Concentration of customers and suppliers (Details) - Customer concentration risk	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accounts Receivable - Related Parties, Net | Geely Group and its subsidiaries
Risks and Concentration
Concentration risk percentage (as a percent)	87.00%		69.70%
Accounts Receivable - Related Parties, Net | Customer A, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	41.40%		23.30%
Accounts Receivable - Related Parties, Net | Customer B, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	33.50%		38.30%
Accounts Receivable - Related Parties, Net | Customer C, a third party
Risks and Concentration
Concentration risk percentage (as a percent)			18.40%
Accounts Receivable - Related Parties, Net | Customer D, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	11.40%
Total Revenues | Geely Group and its subsidiaries
Risks and Concentration
Concentration risk percentage (as a percent)	82.40%	69.20%
Accounts Payable | Supplier A, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	27.80%		21.90%
Accounts Payable | Supplier B, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	10.20%		10.90%
Accounts Payable | Supplier C, a related party
Risks and Concentration
Concentration risk percentage (as a percent)	10.20%
Liabilities, Total | Supplier A, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	34.40%	18.90%
Liabilities, Total | Supplier B, a third party
Risks and Concentration
Concentration risk percentage (as a percent)		12.10%
Liabilities, Total | Supplier D, a third party
Risks and Concentration
Concentration risk percentage (as a percent)		16.70%